Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Robin Wagner

Associate General Counsel

Legal Affairs

Phone: 212-578-9071

March 4, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan Life Separate Account UL

File No. 811-06025

Ladies and Gentlemen:

The Annual Reports dated December 31, 2021 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company pursuant to Rules 30b2-1 and 30e-3 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AB Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398;

The Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452;

The Annual Reports for certain series of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857;

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618;

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511;

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205;

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361;

The Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583;

The Annual Reports for certain portfolios of Goldman Sachs Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001046292, File No. 811-08361;

The Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736;

The Annual Reports for certain series of MFS® Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326;

The Annual Reports for certain series of MFS® Variable Insurance Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000719269, File No. 811-03732;

The Annual Reports for certain portfolios of Morgan Stanley Variable Insurance Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607;

The Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399;

The Annual Reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786;

The Annual Reports for certain portfolios of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346; and

The Annual Reports for certain series of Royce Capital Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0001006387, File No. 811-07537.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.

Associate General Counsel

Metropolitan Life Insurance Company